SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Enpro Inc. Retirement Savings Plan [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for credit losses	$ 0	$ 0